Supplement dated November 1, 2023 to the Statutory Prospectus dated May 1, 2023, for the Pacific Quest variable annuity contracts issued by Pacific Life Insurance Company

The purpose of this supplement is to inform you of a new optional death benefit rider, Earnings Enhancement Death Benefit (including California version), that will be offered to new contract purchasers starting November 1, 2023, subject to availability. This supplement must be preceded or accompanied by the Prospectus (the “Prospectus”) for your Contract, as supplemented. All information on your Prospectus dated May 1, 2023, remains in effect unless otherwise supplemented. Capitalized terms used in this supplement are defined in your Prospectus unless otherwise defined herein. ‘‘We,’’ ‘‘us,’’ or ‘‘our’’ refer to Pacific Life Insurance Company; ‘‘you’’ or ‘‘your’’ refer to the Contract Owner. You can obtain a copy of the current Prospectus by contacting us at (800) 722-4448, or online at PacificLife.com/Prospectuses. Please retain it for future reference.

The Ongoing Fees and Expenses (annual charges) row in the IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT table is amended and replaced with the following row:

FEES AND EXPENSES			LOCATION IN PROSPECTUS
Ongoing Fees and Expenses (annual charges)	Lowest Annual Cost: $1,132.52	Highest Annual Cost: $5,376.88	Charges, Fees and Deduction –Mortality and Expense Risk Charge and Optional Death Benefit Rider Charge

Assumes:

●      Investment of $100,000

●      5% annual appreciation

●       Least expensive combination of base Contract and Fund fees and expenses

●       No optional benefits

●       No sales charges

●       No additional Purchase Payments, transfers, or withdrawals

●       No loans or loan interest charges

Assumes:

●      Investment of $100,000

●      5% annual appreciation

●       Most expensive combination of base Contract, optional benefits, and Fund fees and expenses

●       No sales charges

●       No additional Purchase Payments, transfers, or withdrawals

●       No loans or loan interest charges

The Death Benefits paragraph in the OVERVIEW OF THE CONTRACT section is amended to include the following new death benefit option:

●	Earnings Enhancement Death Benefit (Earnings Enhancement Death Benefit II for California)

The Death Benefit Maximum Charges in the Annual Contract Expenses subsection of the FEE TABLES is amended to include the following:

Optional Death Benefit Maximum Charge (as a percentage of Contract Value)
Earnings Enhancement Death Benefit (EEDB) (including California version)	0.25%

The Examples in the Annual Contract Expenses subsection of the FEE TABLES is amended to include the following:

●	If you surrendered your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$14,581	$26,149	$38,206	$70,060

●	If you annuitized your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$14,581	$19,849	$33,706	$70,060

●	If you do not surrender, or annuitize your Contract:

1 Year	3 Years	5 Years	10 Years
$6,481	$19,849	$33,706	$70,060

The following is added to the Optional Death Benefit (Additional Charge Apply) section of the BENEFITS AVAILABLE UNDER THE CONTRACT section:

Optional Death Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restriction/Limitations
Earnings Enhancement Death Benefit	This benefit may enhance the death benefit, by adding an additional amount—equal to a percent of any Earnings as of the date of death—to the death benefit proceeds.	0.25% (as a percentage of Contract Value)

●  Not available for Contracts issued in California.

●  Available at Contract purchase and within 60 days of Contract Issue.

●  Owner and Annuitant must be 75 years or younger on the date of purchase.

●  Withdrawals are first taken from Earnings in the Contract.

●  The enhanced amount percentage applied is based on the age of the oldest Owner on the Rider Effective Date or effective date of certain Owner changes.

●  There is no additional amount added if there are no Earnings on the Contract as of the date of death.

●  An ownership change to an Owner who is older than 75 will terminate the rider.

●  May not voluntarily terminate the rider.

●  Benefit and benefit charges terminate upon annuitization or when the Contract Value is reduced to zero.

Earnings Enhancement Death Benefit II (for California)	This benefit may enhance the death benefit, by adding an additional amount—equal to a percent of any	0.25% (as a percentage of Contract Value)	● Only available for Contracts issued in California. ● Available at Contract purchase and within 60 days of Contract Issue.

Optional Death Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restriction/Limitations
Earnings as of the date of death—to the death benefit proceeds.

●  Owner and Annuitant must be 75 years or younger on the date of purchase.

●  Withdrawals are first taken from Earnings in the Contract.

●  The enhanced amount percentage applied is based on the age of the oldest Annuitant on the Rider Effective Date.

●  There is no additional amount added if there are no Earnings on the Contract as of the date of death.

●  May not voluntarily terminate the rider.

●  Benefit and benefit charges terminate upon annuitization or when the Contract Value is reduced to zero.

The CHARGES, FEES, AND DEDUCTIONS—Optional Death Benefit Rider Charges subsection is amended to include the following:

Earnings Enhancement Death Benefit (EEDB) Charge

If you purchase EEDB, we will deduct an annual charge from your Variable Investment Options on a proportionate basis. The charge for this Rider is 0.25% which is multiplied by the Contract Value and deducted on an annual basis. The charge is deducted in arrears each Contract Anniversary following the date you purchase this Rider and when you make a full withdrawal, if this Rider is in effect on that date.

If this Rider terminates on a Contract Anniversary, the entire charge for the prior year will be deducted on that anniversary.

If this Rider terminates prior to a Contract Anniversary for reasons other than when a death benefit becomes payable under the Contract, a prorated charge will be deducted on the earlier of the day your Contract terminates or the Contract Anniversary immediately following the day your Rider terminates. The charge will be determined as of the day the Rider terminates.

If this Rider terminates when a death benefit becomes payable under the Contract, the annual charge will be prorated to the date of death. Any annual charge deducted between the date of death and the Notice Date will be prorated as applicable to the date of death; the difference between the annual charge and the prorated amount will be added to the Contract Value on the Notice Date.

We will waive the annual charge if the Rider terminates upon full annuitization of your Contract or if your Contract Value is zero.

This Rider can be purchased with, if available, the optional Stepped-Up Death Benefit (Stepped-Up Death Benefit II for Contracts issued in California) or the Return of Purchase Payments Death Benefit Rider (Return of Purchase Payments Death Benefit Rider II for Contracts issued in California).

The Investing in Variable Investment Options subsection of the HOW YOUR PURCHASE PAYMENTS ARE ALLOCATED section is amended to include the following sentence at the end of the first paragraph:

Charges associated with any optional living benefit rider, Earnings Enhancement Death Benefit, transfers, and withdrawals will be paid for through withdrawals of Subaccount Units.

The OPTIONAL DEATH BENEFIT RIDERS section is amended as follows:

The following sentence is hereby deleted:

Only one optional Death Benefit Rider may be owned or in effect at the same time.

The following paragraph replaces the sentence above:

You may not own both the Return of Purchase Payments Death Benefit Rider (Return of Purchase Payments II in California) and the Stepped-Up Death Benefit Rider (Stepped-Up Death Benefit II in California) at the same time. If you purchased the Earnings Enhancement Death Benefit Rider, you may also elect either the Return of Purchase Payments Death Benefit Rider (Return of Purchase Payments II in California) or the Stepped-Up Death Benefit Rider (Stepped-Up Death Benefit II in California).

The following new Riders are added:

Earnings Enhancement Death Benefit (EEDB)

This Rider version is not available for Contracts issued in California. See the EEDB version below for Contracts issued in California.

This optional rider may provide for an additional amount based on Earnings (EEDB amount) to be included in the death benefit proceeds when such proceeds become payable. The EEDB amount is a percentage of Earnings based on the age of the Oldest Owner (or oldest Annuitant in the case of a Non-Natural Owner) as of the Rider Effective Date.

Purchasing the Rider

You may purchase this Rider on the Contract Date or within 60 calendar days after the Contract Date. If you purchase the Rider within 60 calendar days after the Contract Date, we will make the Rider Effective Date coincide with that Contract Date.

You may purchase this Rider only if the age of each Owner and Annuitant is 75 years or younger on the date of purchase. The date of purchase is the Rider Effective Date as shown in your Contract. If an Owner change is made and the age of any new Owner is older than 75 years on the effective date of the Owner change (see the Owner Change subsection below), the Rider will terminate. The rider charge is assessed annually as a percentage of your Variable Account Value and is deducted on a proportionate basis from your Variable Investment Options in arrears on your Contract Anniversary. See the FEE TABLE and Optional Death Benefit Rider Charges subsection for more information.

How the Rider Works

If you purchase this Rider, an Earnings Enhancement Death Benefit amount (EEDB Amount) is added to the death benefit proceeds when such proceeds become payable as a result of the death of an Owner (or any Annuitant in the case of a Non-Natural Owner). The EEDB amount is equal to a percentage of any Earnings as of the date of death. The percentage applied is based on the age of the oldest Owner (or oldest Annuitant in the case of a Non-Natural Owner) on the Rider Effective Date or the effective date of certain Owner changes or Spousal Continuation.

If no Owner change has occurred, the EEDB Amount is calculated as follows:

If the age of the oldest Owner (or oldest Annuitant in the case of a Non-Natural Owner) was age 69 or younger on the Rider Effective Date, the EEDB Amount is equal to:

●	40% of Earnings

If the age of the oldest Owner (or oldest Annuitant in the case of a Non-Natural Owner) was age 70 to 75 on the Rider Effective Date, the EEDB Amount is equal to:

●	25% of Earnings

If there is an Owner change to someone other than the previous Owner’s spouse, to a Trust or Non-Natural entity where the Owner and Annuitant are not the same person prior to the Owner change, or if an Owner is added that is not the Owner’s spouse, the EEDB Amount is calculated as follows:

If the age of the oldest Owner (or oldest Annuitant in the case of a Non-Natural Owner) was age 69 or younger on the effective date of the Owner change (“Change Date”), the EEDB Amount is equal to:

●	40% of Earnings (Remaining Purchase Payments are adjusted for certain Owner changes and Spousal Continuation)

If the age of the oldest Owner (or oldest Annuitant in the case of a Non-Natural Owner) was age 70 to 75 on the Change Date, the EEDB Amount is equal to:

●	25% of Earnings (Remaining Purchase Payments are adjusted for certain Owner changes and Spousal Continuation)

An Owner change to a Trust or non-natural entity where the Owner and Annuitant are the same person prior to the Owner change, will not be treated as an Owner change for purposes of this Rider.

For purposes of calculating the EEDB Amount, Earnings are equal to the Contract Value as of the date of death minus Remaining Purchase Payments.

Remaining Purchase Payments is defined as (a), (b) or (c) below:

(a) If the Rider is effective on the date of death of an Owner and there is no Owner change, Remaining Purchase Payments are equal to:

●	the Initial Purchase Payment, plus

●	any additional Purchase Payments added, minus

●	the amount that each withdrawal exceeds the amount of Earnings in the Contract immediately prior to such withdrawal. Withdrawals are assumed to be taken first from Earnings, then from Purchase Payments.

(b) Owner Change - If the Rider is effective on the date of death of an Owner and an Owner change occurred, Remaining Purchase Payments are equal to:

●	the greater of the Contract Value as of the Change Date or the Remaining Purchase Payments defined in paragraph (a) above, plus

●	any additional Purchase Payments added since the Change Date, minus

●	the amount that each withdrawal taken after the Change Date exceeds the amount of Earnings in the Contract accumulated since the Change Date. Withdrawals are assumed to be taken from Earnings first, then from Purchase Payments.

(c) Spousal Continuation - If the Surviving Spouse continues the Contract and this Rider, Remaining Purchase Payments are equal to:

●	the greater of the Contract Value on the Continuation Date or the Remaining Purchase Payments as defined in applicable paragraph (a) or (b) above, plus

●	any additional Purchase Payments added to the Contract since the Continuation Date, minus

●	the amount that each withdrawal taken after the Continuation Date exceeds the amount of Earnings in the Contract accumulated since the Continuation Date. Withdrawals are assumed to be taken first from Earnings, then from Purchase Payments.

If the Surviving Spouse of the deceased Owner (or Surviving Spouse of the Annuitant in the case of a custodial owned IRA or TSA) continues the Contract in accordance with its terms and conditions, then all provisions of the Rider for the Surviving Spouse will be based on the age of the Surviving Spouse on the date the death benefit becomes payable under the Contract (the “Continuation Date”) as a result of the death of the first Owner or first Annuitant in the case of a Non-Natural Owner. If the Surviving Spouse is over age 75 on the Continuation Date, the Rider will not be continued for such Surviving Spouse and the benefits and charges provided by the Rider will no longer be applied.

See the below EARNINGS ENHANCEMENT DEATH BENEFIT (EEDB) SAMPLE CALCULATIONS for a calculation of these values.

Subsequent Purchase Payments

We reserve the right to reject or restrict, at our discretion, any additional Purchase Payments. If we decide to no longer accept Purchase Payments, we will not accept subsequent Purchase Payments for your Contract or any other optional riders that you may own while this Rider remains in effect.

Termination

Once purchased, the Rider will remain in effect until the earlier of:

●	the date a full withdrawal of the amount available for withdrawal is made under the Contract,

●	the date a death benefit becomes payable under the Contract (unless Spousal Continuation is elected) (the Notice Date),

●	the date the Contract is terminated in accordance with the provisions of the Contract,

●	the Change Date, if the new Owner is greater than age 75,

●	the date the Contract is continued via the Spousal Continuation provision and the Surviving Spouse is over the age of 75 on the Continuation Date,

●	the date that the Contract Value is reduced to zero as a result of a withdrawal (including a withdrawal to satisfy a Required Minimum Distribution or a withdrawal taken under any living benefit rider attached to the Contract), or

●	the Annuity Date.

The Rider may not otherwise be cancelled.

Earnings Enhancement Death Benefit II (EEDB) (For California)

This Rider version is only available for Contracts issued in California.

This optional rider may provide for an additional amount based on Earnings (EEDB amount) to be included in the death benefit proceeds when such proceeds become payable. The EEDB amount is a percentage of Earnings based on the age of the oldest Annuitant as of the Rider Effective Date.

Purchasing the Rider

You may purchase this Rider on the Contract Date or within 60 calendar days after the Contract Date. If you purchase the Rider within 60 calendar days after the Contract Date, we will make the Rider Effective Date coincide with that Contract Date.

You may purchase this Rider only if the age of each Owner and Annuitant is 75 years or younger on the date of purchase. The date of purchase is the Rider Effective Date as shown in your Contract. The rider charge is assessed annually as a percentage of your Variable Account Value and is deducted on a proportionate basis from your Variable Investment Options in arrears on your Contract Anniversary. See the FEE TABLE and Optional Death Benefit Rider Charges subsection for more information.

How the Rider Works

If you purchase this Rider, an Earnings Enhancement Death Benefit amount (EEDB Amount) is added to the death benefit proceeds when such proceeds become payable as a result of the death of any Annuitant. The EEDB amount is equal to a percentage of any Earnings as of the date of death. The percentage applied is based on the age of the oldest Annuitant on the Rider Effective Date, or the effective date of a Spousal Continuation.

The EEDB Amount is calculated as follows:

If the age of the oldest Annuitant was age 69 or younger on the Rider Effective Date, the EEDB Amount is equal to:

●	40% of Earnings

If the age of the oldest Annuitant was age 70 to 75 on the Rider Effective Date, the EEDB Amount is equal to:

●	25% of Earnings

For purposes of calculating the EEDB Amount, Earnings are equal to the Contract Value as of the date of death minus Remaining Purchase Payments.

Remaining Purchase Payments is defined as (a), or (b) below:

(a) If the Rider is effective on the date of death of any Annuitant, the Remaining Purchase Payments are equal to:

●	the Initial Purchase Payment, plus

●	any additional Purchase Payments added, minus

●	the amount that each withdrawal exceeds the amount of Earnings in the Contract immediately prior to such withdrawal. Withdrawals are assumed to be taken first from Earnings, then from Purchase Payments.

(b) Spousal Continuation - If the Surviving Spouse continues the Contract and this Rider, Remaining Purchase Payments are equal to:

●	the greater of the Contract Value on the Continuation Date or the Remaining Purchase Payments as defined in applicable paragraph (a) above, plus

●	any additional Purchase Payments added to the Contract since the Continuation Date, minus

●	the amount that each withdrawal taken after the Continuation Date exceeds the amount of Earnings in the Contract accumulated since the Continuation Date. Withdrawals are assumed to be taken first from Earnings , then from Purchase Payments.

If the Surviving Spouse of the deceased Owner (or Surviving Spouse of the Annuitant in the case of a custodial owned IRA or TSA) continues the Contract in accordance with its terms and conditions, then all provisions of the Rider for the Surviving Spouse will be based on the age of the Surviving Spouse on the date the death benefit becomes payable under the Contract (the “Continuation Date”), as a result of the death of the first Annuitant. If the Surviving Spouse is over age 75 on the Continuation Date, the Rider will not be continued for such Surviving Spouse and the benefits and charges provided by the Rider will no longer be applied.

See the below APPENDIX: EARNINGS ENHANCEMENT DEATH BENEFIT (EEDB) SAMPLE CALCULATIONS for a calculation of these values.

Subsequent Purchase Payments

We reserve the right to reject or restrict, at our discretion, any additional Purchase Payments. If we decide to no longer accept Purchase Payments, we will not accept subsequent Purchase Payments for your Contract or any other optional riders that you may own while this Rider remains in effect.

Termination

Once purchased, the Rider will remain in effect until the earlier of:

●	the date a full withdrawal of the amount available for withdrawal is made under the Contract,

●	the date a death benefit becomes payable under the Contract (unless Spousal Continuation is elected) (the Notice Date),

●	the date the Contract is terminated in accordance with the provisions of the Contract,

●	the date the Contract is continued via the Spousal Continuation provision and the Surviving Spouse is over the age of 75 on the Continuation Date,

●	the date that the Contract Value is reduced to zero as a result of a withdrawal (including a withdrawal to satisfy a Required Minimum Distribution or a withdrawal taken under any living benefit rider attached to the Contract), or

●	the Annuity Date.

The Rider may not otherwise be cancelled.

The OVERVIEW OF THE CONTRACT subsection of the California State Considerations section is amended to include the following:

Earnings Enhancement Death Benefit (EEDB)

This optional Rider may provide for an additional amount (EEDB Amount) to be included in the death benefit proceeds when such proceeds become payable as a result of an Annuitant’s death. You may buy this Rider when you buy your Contract or within 60 calendar days after the Contract Date. If you buy this Rider within 60 calendar days after the Contract Date, we will make the Rider Effective Date coincide with that Contract Date. For more information about EEDB see DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS – Earnings Enhancement Death Benefit (EEDB).

The following is added as a new appendix, entitled APPENDIX: EARNINGS ENHANCEMENT DEATH BENEFIT (EEDB).

The examples provided are based on certain hypothetical assumptions and are for example purposes only. Where Contract Value and Earnings are reflected, the examples do not assume any specific return percentage. They have been provided to assist in understanding the benefits provided by this Rider and to demonstrate how Purchase Payments and withdrawals affect the values and benefits under this Rider. There may be minor differences in the calculations due to rounding. These examples are not intended to serve as projections of future investment returns nor are they a reflection of how your Contract will actually perform.

THE EXAMPLES BELOW ASSUMES NO OWNER CHANGE OR AN OWNER CHANGE TO THE PREVIOUS OWNER’S SPOUSE

The values shown below are based on the following assumptions:

●	Initial Purchase Payment = $100,000

●	Rider Effective Date = Contract Date

●	A subsequent Purchase Payment of $20,000 is received during Contract Year 3.

●	A withdrawal of $20,000 is taken during Contract Year 7.

●	A withdrawal of $10,000 is taken during Contract Year 8.

Beginning of Contract Year	Purchase Payments Received	Withdrawal Amount	Contract Value[1]	Earnings[1]	Remaining Purchase Payments	Adjustment to Remaining Purchase Payments	40% EEDB [2]	25% EEDB [3]
1	$100,000		$100,000	$0	$100,000	-	$0	$0
2			$103,000	$3,000	$100,000	-	$1,200	$750
3			$106,090	$6,090	$100,000	-	$2,436	$1,523
Activity	$20,000		$128,468	$8,468	$120,000	-	$3,387	$2,117
4			$129,421	$9,421	$120,000	-	$3,768	$2,355
5			$133,304	$13,304	$120,000	-	$5,321	$3,326
6			$137,303	$17,303	$120,000	-	$6,921	$4,326
7			$141,422	$21,422	$120,000	-	$8,569	$5,355
Activity		$20,000	$124,592	$4,592	$120,000	-	$1,837	$1,148
8			$125,516	$5,516	$120,000	-	$2,206	$1,379
Activity		$10,000	$118,330	$0	$118,330	$1,670	$0	$0

Beginning of Contract Year	Purchase Payments Received	Withdrawal Amount	Contract Value[1]	Earnings[1]	Remaining Purchase Payments	Adjustment to Remaining Purchase Payments	40% EEDB [2]	25% EEDB [3]
9			$119,208	$878	$118,330		$351	$219
Death at the beginning of year 10			$126,360	$8,030	$118,330		$3,212	$2,008

1For Rider purposes, Earnings are equal to the Contract Value as of the date of death less Remaining Purchase Payments.

2 40% EEDB amount is applicable if the oldest Owner (or oldest Annuitant in the case of a Non-Natural Owner) was age 69 or younger on the Rider Effective Date. For Contracts issued in California, 40% EEDB amount is applicable if the oldest Annuitant was age 69 or younger on the Rider Effective Date.

3 25% EEDB amount is applicable if the oldest Owner (or oldest Annuitant in the case of a Non-Natural Owner) was age 70 to 75 on the Rider Effective Date. For Contracts issued in California, 25% EEDB amount is applicable if the oldest Annuitant was age 70 to 75 on the Rider Effective Date.

On the Rider Effective Date, the initial values are set as follows:

●	Remaining Purchase Payments = Initial Purchase Payment = $100,000

During Contract Year 3, an additional Purchase Payment of $20,000 was made. As a result, the Remaining Purchase Payments increased to $120,000 ($100,000 + $20,000 = $120,000). The Contract Value increased to $128,468.

During Contract Year 7, a withdrawal of $20,000 was made. Assuming the Contract Value was $144,592 immediately before the withdrawal, the withdrawal will cause an adjustment to the Earnings amount on a dollar for dollar basis that results in a balance of $4,592. The $4,592 is the result of taking the Contract Value after the withdrawal less the Remaining Purchase Payments ($124,592 - $120,000 = $4,592). Since there are Earnings remaining after the withdrawal, there is no adjustment to the Remaining Purchase Payments.

During Contract Year 8, a withdrawal of $10,000 was made. Assuming the Earnings at the time of the withdrawal were $8,330, the withdrawal exceeds the Earnings. Since the $10,000 withdrawal exceeded the Earnings, an adjustment to the Remaining Purchase Payments will occur. The Remaining Purchase Payments will be reduced by $1,670 which is the difference between the amount of the withdrawal less the Earnings at the time of the withdrawal ($10,000 - $8,330 = $1,670). The Contract Value will equal the remaining Purchase Payment and Earnings will be reduced to zero.

During Contract Year 10 death of the Owner (Annuitant for Contracts issued in California) occurs. The EEDB amount added to the death benefit is based on the age of the oldest Owner on the Rider Effective Date and the Earnings in the Contract on the date of death.

Assuming the oldest Owner was 69 or younger (oldest Annuitant for Contracts issued in California) on the Rider Effective Date, the EEDB amount added to the death benefit would be $3,212. $3,212 represents 40% of the Earnings ($8,030 x 40% = $3,212).

Assuming the oldest Owner was 70 to 75 (oldest Annuitant for Contracts issued in California) on the Rider Effective Date, the EEDB amount added to the death benefit would be $2,008. $2,008 represents 25% of the Earnings ($8,030 x 25% = $2,008).

The values shown below are based on the following assumptions:

●	Initial Purchase Payment = $100,000

●	Rider Effective Date = Contract Date

●	A subsequent Purchase Payment of $20,000 is received during Contract Year 3.

●	A withdrawal of $10,000 is taken during Contract Year 8.

Beginning of Contract Year	Purchase Payments Received	Withdrawal Amount	Contract Value[1]	Earnings[1]	Remaining Purchase Payments	Adjustment to Remaining Purchase Payments	40% EEDB [2]	25% EEDB [3]
1	$100,000		$100,000	$0	$100,000	-	$0	$0
2			$91,120	$0	$100,000	-	$0	$0
3			$87,802	$0	$100,000	-	$0	$0
Activity	$20,000		$106,350	$0	$120,000	-	$0	$0
4			$105,325	$0	$120,000	-	$0	$0
5			$105,030	$0	$120,000	-	$0	$0
6			$103,605	$0	$120,000	-	$0	$0
7			$102,210	$0	$120,000	-	$0	$0
8			$101,403	$0	$120,000	-	$0	$0
Activity		$10,000	$90,700	$0	$110,000		$0	$0
9			$83,500	$0	$110,000	-	$0	$0
Death at the beginning of year 10			$82,795	$0	$110,000	-	$0	$0

1For Rider purposes, Earnings are equal to the Contract Value as of the date of death less Remaining Purchase Payments.

2 40% EEDB amount is applicable if the oldest Owner (or oldest Annuitant in the case of a Non-Natural Owner) was age 69 or younger on the Rider Effective Date. For Contracts issued in California, 40% EEDB amount is applicable if the oldest Annuitant was age 69 or younger on the Rider Effective Date.

3 25% EEDB amount is applicable if the oldest Owner (or oldest Annuitant in the case of a Non-Natural Owner) was age 70 to 75 on the Rider Effective Date. For Contracts issued in California, 25% EEDB amount is applicable if the oldest Annuitant was age 70 to 75 on the Rider Effective Date.

On the Rider Effective Date, the initial values are set as follows:

●	Remaining Purchase Payments = Initial Purchase Payment = $100,000

During Contract Year 3, an additional Purchase Payment of $20,000 was made. As a result, the Remaining Purchase Payments increased to $120,000 ($100,000 + $20,000 = $120,000). The Contract Value increased to $106,350.

During Contract Year 8, a withdrawal of $10,000 was made. Assuming the Contract Value immediately prior to the withdrawal was $100,700, Earnings at the time of the withdrawal were $0, hence the withdrawal exceeds the Earnings. Since the $10,000 withdrawal exceeded the Earnings, an adjustment to the Remaining Purchase Payments will occur. The Remaining Purchase Payments will be reduced by $10,000 which is the difference between the amount of the withdrawal less the Earnings at the time of the withdrawal ($10,000 - $0 = $10,000).

During Contract Year 10 death of the Owner occurs. The EEDB amount added to the death benefit is based on the age of the oldest Owner on the Change Date and the Earnings in the Contract.

The EEDB amount added to the death benefit would be $0.

THE EXAMPLE BELOW ASSUMES AN OWNER CHANGE TO SOMEONE OTHER THAN THE PREVIOUS OWNER’S SPOUSE, TO A TRUST OR NON-NATURAL ENTITY WHERE THE OWNER AND ANNUITANT ARE NOT THE SAME PERSON PRIOR TO THE CHANGE OR IF AN OWNER WAS ADDED THAT IS NOT A SPOUSE OF THE OWNER

THIS SET OF EXAMPLES RELATING TO AN OWNER CHANGE DOES NOT APPLY TO CONTRACTS ISSUED IN CALIFORNIA.

The values shown below are based on the following assumptions:

●	Initial Purchase Payment = $100,000

●	Rider Effective Date = Contract Date

●	A subsequent Purchase Payment of $20,000 is received during Contract Year 3.

●	Owner change to someone other than previous Owner’s Spouse during Contract Year 5.

●	A withdrawal of $5,000 is taken during Contract Year 7.

●	A withdrawal of $15,000 is taken during Contract Year 8.

Beginning of Contract Year	Purchase Payments Received	Withdrawal Amount	Contract Value[1]	Earnings[1]	Remaining Purchase Payments	Adjustment to Remaining Purchase Payments	40% EEDB [2]	25% EEDB [3]
1	$100,000		$100,000	$0	$100,000	-	$0	$0
2			$103,000	$3,000	$100,000	-	$1,200	$750
3			$106,090	$6,090	$100,000	-	$2,436	$1,523
Activity	$20,000		$128,468	$8,468	$120,000	-	$3,387	$2,117
4			$129,421	$9,421	$120,000	-	$3,768	$2,355
5			$133,304	$13,304	$120,000	-	$5,321	$3,326
Owner Change			$135,970	$0	$135,970	$15,970	$0	$0
6			$137,329	$1,360	$135,970	-	$544	$340
7			$141,422	$5,452	$135,970	-	$2,181	$1,363
Activity		$5,000	$139,250	$3,280	$135,970	-	$1,312	$820
8			$140,643	$4,673	$135,970	-	$1,869	$1,168
Activity		$15,000	$128,456	$0	$128,456	$7,514	$0	$0
9			$129,740	$1,285	$128,456		$514	$321
Death at the beginning of year 10			$133,633	$5,177	$128,456		$2,071	$1,294

1For Rider purposes, Earnings are equal to the Contract Value as of the date of death less Remaining Purchase Payments (adjusted for certain ownership changes).

2 40% EEDB amount is applicable if the oldest Owner (or oldest Annuitant in the case of a Non-Natural Owner) was age 69 or younger on the Change Date.

3 25% EEDB amount is applicable if the oldest Owner (or oldest Annuitant in the case of a Non-Natural Owner) was age 70 to 75 on the Change Date.

On the Rider Effective Date, the initial values are set as follows:

●	Remaining Purchase Payments = Initial Purchase Payment = $100,000

During Contract Year 3, an additional Purchase Payment of $20,000 was made. As a result, the Remaining Purchase Payments increased to $120,000 ($100,000 + $20,000 = $120,000). The Contract Value increased to $128,468.

During Contract Year 5, an Owner change to someone other than the previous Owner’s spouse occurred. The Remaining Purchase Payments on the effective date of the Owner change (the “Change Date”) will be reset to equal the greater of the Contract Value as of the Change Date or the Remaining Purchase Payments balance on the Change

Date. Numerically, the Remaining Purchase Payments will be $135,970 since the Contract Value on the Change Date ($135,970) is greater than the Remaining Purchase Payments ($120,000) as of the Change Date.

After the Change Date, the Remaining Purchase Payments will be increased by any Purchase Payments made since the Change Date and will be reduced by any withdrawals that exceed the amount of Earnings in the Contract accumulated since the Change Date.

During Contract Year 7, a withdrawal of $5,000 was made. Assuming the Contract Value was $144,250 immediately before the withdrawal, the withdrawal will cause an adjustment to the Earnings amount on a dollar for dollar basis that results in a balance of $3,280. The $3,280 is the result of taking the Contract Value after the withdrawal less the Remaining Purchase Payments ($139,250 - $135,970 = $3,280). Since there are Earnings remaining after the withdrawal, there is no adjustment to the Remaining Purchase Payments.

During Contract Year 8, a withdrawal of $15,000 was made. Assuming the Earnings at the time of the withdrawal were $7,486, the withdrawal exceeds the Earnings. Since the $15,000 withdrawal exceeded the Earnings, an adjustment to the Remaining Purchase Payments will occur. The Remaining Purchase Payments will be reduced by $7,514 which is the difference between the amount of the withdrawal less the Earnings at the time of the withdrawal ($15,000 - $7,486 = $7,514). The Contract Value will equal the remaining Purchase Payment and Earnings will be reduced to zero.

During Contract Year 10 death of the Owner occurs. The EEDB amount added to the death benefit is based on the age of the oldest Owner on the Change Date and the Earnings in the Contract.

Assuming the oldest Owner was 69 or younger on the Change Date, the EEDB amount added to the death benefit would be $2,071. $2,071 represents 40% of the Earnings ($5,177 x 40% = $2,071).

Assuming the oldest Owner was 70 to 75 on the Change Date, the EEDB amount added to the death benefit would be $1,294. $1,294 represents 25% of the Earnings ($5,177 x 25% = $1,294).

The values shown below are based on the following assumptions:

●	Initial Purchase Payment = $100,000

●	Rider Effective Date = Contract Date

●	A subsequent Purchase Payment of $20,000 is received during Contract Year 3.

●	Owner change to someone other than previous Owner’s Spouse during Contract Year 5.

●	A withdrawal of $10,000 is taken during Contract Year 8.

Beginning of Contract Year	Purchase Payments Received	Withdrawal Amount	Contract Value[1]	Earnings[1]	Remaining Purchase Payments	Adjustment to Remaining Purchase Payments	40% EEDB [2]	25% EEDB [3]
1	$100,000		$100,000	$0	$100,000	-	$0	$0
2			$91,120	$0	$100,000	-	$0	$0
3			$87,802	$0	$100,000	-	$0	$0
Activity	$20,000		$106,350	$0	$120,000	-	$0	$0
4			$105,325	$0	$120,000	-	$0	$0
5			$105,030	$0	$120,000	-	$0	$0
Owner Change			$104,000	$0	$120,000	-	$0	$0
6			$103,605	$0	$120,000	-	$0	$0
7			$102,210	$0	$120,000	-	$0	$0
8			$101,403	$0	$120,000	-	$0	$0

Activity	$10,000	$90,700	$0	$110,000		$0	$0
9		$83,500	$0	$110,000	-	$0	$0
Death at the beginning of year 10		$82,795	$0	$110,000	-	$0	$0

1For Rider purposes, Earnings are equal to the Contract Value as of the date of death less Remaining Purchase Payments (adjusted for certain ownership changes).

2 40% EEDB amount is applicable if the oldest Owner (or oldest Annuitant in the case of a Non-Natural Owner) was age 69 or younger on the Change Date.

3 25% EEDB amount is applicable if the oldest Owner (or oldest Annuitant in the case of a Non-Natural Owner) was age 70 to 75 on the Change Date.

On the Rider Effective Date, the initial values are set as follows:

●	Remaining Purchase Payments = Initial Purchase Payment = $100,000

During Contract Year 3, an additional Purchase Payment of $20,000 was made. As a result, the Remaining Purchase Payments increased to $120,000 ($100,000 + $20,000 = $120,000). The Contract Value increased to $106,350.

During Contract Year 5, an Owner change to someone other than the previous Owner’s spouse occurred. The Remaining Purchase Payments on the effective date of the Owner change (the “Change Date”) will be reset to equal the greater of the Contract Value as of the Change Date or the Remaining Purchase Payments balance on the Change Date. Numerically, the Remaining Purchase Payments will remain $120,000 since the Contract Value on the Change Date ($104,000) is less than the Remaining Purchase Payments ($120,000) as of the Change Date.

After the Change Date, the Remaining Purchase Payments will be increased by any Purchase Payments made since the Change Date and will be reduced by any withdrawals that exceed the amount of Earnings in the Contract accumulated since the Change Date.

During Contract Year 8, a withdrawal of $10,000 was made. Assuming the Contract Value was $100,700 immediately prior to the withdrawal, Earnings at the time of the withdrawal were $0, hence the withdrawal exceeds the Earnings. Since the $10,000 withdrawal exceeded the Earnings, an adjustment to the Remaining Purchase Payments will occur. The Remaining Purchase Payments will be reduced by $10,000 which is the difference between the amount of the withdrawal less the Earnings at the time of the withdrawal ($10,000 - $0 = $10,000).

During Contract Year 10 death of the Owner occurs. The EEDB amount added to the death benefit is based on the age of the oldest Owner on the Change Date and the Earnings in the Contract.

The EEDB amount added to the death benefit would be $0.THE EXAMPLE BELOW ASSUMES THAT A SURVIVING SPOUSE CONTINUED THE CONTRACT AND RIDER

The values shown below are based on the following assumptions:

●	The Surviving Spouse is under age 75 and elected to continue the Contract and Rider. If the Surviving Spouse was over the age of 75, the Surviving Spouse would not be able to continue the Rider and the Rider charges and benefits would no longer be applied.

●	The EEDB amount applied to the death benefit proceeds was 40% of Earnings as a result of the death of the first Annuitant.

●	No Owner changes occurred.

Beginning of Continued Contract Year	Purchase Payments Received	Withdrawal Amount	Contract Value[1]	Earnings[1]	Remaining Purchase Payments	Adjustment to Remaining Purchase Payments	40% EEDB [2]	25% EEDB [3]
1	$0		$129,572	$0	$129,572	-	$0	$0

Beginning of Continued Contract Year	Purchase Payments Received	Withdrawal Amount	Contract Value[1]	Earnings[1]	Remaining Purchase Payments	Adjustment to Remaining Purchase Payments	40% EEDB [2]	25% EEDB [3]
2			$133,459	$3,887	$129,572	-	$1,555	$972
3			$137,463	$7,891	$129,572	-	$3,156	$1,973
Activity	$20,000		$160,212	$10,640	$149,572	-	$4,256	$2,660
4			$161,814	$12,242	$149,572	-	$4,897	$3,061
5			$166,668	$17,096	$149,572	-	$6,838	$4,274
6			$171,668	$22,096	$149,572	-	$8,838	$5,524
7			$176,818	$27,246	$149,572	-	$10,898	$6,812
Activity		$20,000	$160,354	$10,782	$149,572	-	$4,313	$2,696
8			$161,958	$12,386	$149,572	-	$4,954	$3,096
Activity		$20,000	$145,197	$0	$145,197	$4,375	$0	$0
9			$146,649	$1,452	$145,197		$581	$363
Death at the beginning of year 10			$151,049	$5,852	$145,197		$2,341	$1,463

1For Rider purposes, Earnings are equal to the Contract Value as of the date of death of the Surviving Spouse less Remaining Purchase Payments.

2 40% EEDB amount is applicable if the Surviving Spouse was age 69 or younger when death benefit proceeds are payable under the Contract.

3 25% EEDB amount is applicable if the Surviving Spouse was age 70 to 75 when the death benefit proceeds are payable under the Contract.

Since the Surviving Spouse elected to continue the Contract and Rider, the Contract Value, Remaining Purchase Payments and Earnings need to be adjusted. The following calculations would be completed to continue the Rider:

●	Contract Value – would be set to equal the death benefit proceeds plus any EEDB amount that would have been added to the death benefit proceeds. Assuming the death benefit proceeds were the Contract Value on the date of death the death benefit proceeds would have been $126,360 plus the EEDB amount of $3,212 (40% of Earnings); $126,360 + $3,212 = $129,572.

●	Remaining Purchase Payments – would be reset to the greater of the Contract Value on the Continuation Date ($129,572) or the Remaining Purchase Payments immediately prior to the death of the Owner ($118,330); Remaining Purchase Payments would be reset to $129,572 since the Contract Value on the Continuation Date is greater.

●	Earnings – will be zero since the Contract was just continued by the Surviving Spouse.

During Contract Year 3, an additional Purchase Payment of $20,000 was made. As a result, the Remaining Purchase Payments increased to $149,572 ($129,572 + $20,000 = $149,572). The Contract Value increased to $160,212.

During Contract Year 7, a withdrawal of $20,000 was made. Assuming the Contract Value was $180,354 immediately before the withdrawal, the withdrawal will cause an adjustment to the Earnings amount on a dollar for dollar basis that results in a balance of $10,782. The $10,782 is the result of taking the Contract Value after the withdrawal less the Remaining Purchase Payments ($160,354 - $149,572 = $10,782). Since there are Earnings remaining after the withdrawal, there is no adjustment to the Remaining Purchase Payments.

During Contract Year 8, a withdrawal of $20,000 was made. Assuming the Earnings at the time of the withdrawal were $15,625, the withdrawal exceeds the Earnings. Since the $20,000 withdrawal exceeded the Earnings, an adjustment to the Remaining Purchase Payments will occur. The Remaining Purchase Payments will be reduced by

$4,375 which is the difference between the amount of the withdrawal less the Earnings at the time of the withdrawal ($20,000 - $15,625 = $4,375). The Contract Value will equal the remaining Purchase Payments and Earnings will be reduced to zero.

During Contract Year 10 death of the Surviving Spouse occurs. The EEDB amount added to the death benefit is based on the age of the Surviving Spouse on the Continuation Date and the Earnings in the Contract.

Assuming the Surviving Spouse was 69 or younger on the Continuation Date, the EEDB amount added to the death benefit would be $2,341. $2,341 represents 40% of the Earnings ($5,852 x 40% = $2,341).

Assuming the Surviving Spouse was 70 to 75 on the Continuation Date, the EEDB amount added to the death benefit would be $1,463. $1,463 represents 25% of the Earnings ($5,852 x 25% = $1,463).

Form No. QUESTSUP11223